Derivative Instruments and Hedging Activities - Effect of Losses on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivative instruments			$ 67,795	$ 5,526
Total realized and unrealized (loss) gain on cross currency swaps	$ 9,441	$ (21,797)	43,892	(28,329)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(5,473)	(10,605)	(21,998)	(21,372)
Unrealized gain (loss) on derivative instruments	14,914	(11,192)	65,890	(6,957)
Total realized and unrealized (loss) gain on cross currency swaps	9,441	(21,797)	43,892	(28,329)
Not Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(5,843)	(10,296)	(22,986)	(20,962)
Unrealized gain (loss) on derivative instruments	18,674	(12,871)	67,974	(9,367)
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	370	(309)	988	(410)
Unrealized gain (loss) on derivative instruments	$ (3,760)	$ 1,679	$ (2,084)	$ 2,410